CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital Reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2017	€ 43,818	€ 3,720	€ 76,227	€ (37,509)	€ 1,380	€ 71	€ 43,889
Loss for the period	(4,652)			(4,652)		(15)	(4,667)
Net changes in fair value of debt investments at FVOCI	(18)				(18)		(18)
Foreign currency translations	(73)				(73)		(73)
Equity-settled share-based payment	299		299				299
Balance at the end (Adjustment on initial application of IFRS 15) at Jun. 30, 2018	(100)			(100)			(100)
Balance at the end (Adjustment on initial application of IFRS 9) at Jun. 30, 2018	(63)			(63)			(63)
Balance at the end at Jun. 30, 2018	39,211	3,720	76,526	(42,324)	1,289	56	39,267
Adjusted balance | Adjustment on initial application of IFRS 9	43,655	3,720	76,227	(37,672)	1,380	71	43,726
Balance at the beginning (Previously stated) at Dec. 31, 2018	46,440	4,836	86,803	(46,400)	1,201	35	46,475
Balance at the beginning at Dec. 31, 2018							46,475
Loss for the period	(6,604)			(6,604)		(99)	(6,703)
Net changes in fair value of debt investments at FVOCI	140				140		140
Foreign currency translations	16				16		16
Equity-settled share-based payment	332		332				332
Share-based payment transaction with the non-controlling shareholder of a subsidiary	604		604			216	820
Balance at the end at Jun. 30, 2019	€ 40,928	€ 4,836	€ 87,739	€ (53,004)	€ 1,357	€ 152	€ 41,080